UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Investment Partners
Address:  8097 Roswell Road, Building A
          Atlanta, GA  30350

Form 13F File Number:  028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.       Atlanta, GA                 2/7/08
  ---------------------------       -------------          ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          106

Form 13F Information Table Value Total:  $   503,345
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

FORM 13F INFORMATION TABLE (greater than or equal to $200,000 and/or 10,000 shares)


            Column1                   Column2         Column3       Column4       Column5       Column6      Column7       Column8
            -------                   -------         -------       -------       -------       -------      -------       -------

            ISSUER                     CLASS           CUSIP         VALUE     SHRS/PUT/CALL   DISCRETION  OTHER MANAGER  AUTHORITY
            ------                     -----           -----         -----     -------------   ----------  ------------   ---------

AGL Resources Inc.                    COM             001204106      2,736,428      72,700       Sole          None        None
AT&T Inc.                             COM             00206R102     18,241,509     438,920       Sole          None        None
BB&T Corp                             COM             054937107      3,366,032     109,750       Sole          None        None
BE Aerospace Inc.                     COM             073302101      2,536,555      47,950       Sole          None        None
Bank of America Corp.                 COM             060505104     16,899,100     409,576       Sole          None        None
Baxter International                  COM             071813109      5,858,232     100,917       Sole          None        None
Best Buy Company Inc                  COM             086516101     11,126,209     211,324       Sole          None        None
CBRE Realty Finance                   COM             12498b307      1,030,352     192,950       Sole          None        None
Canadian Natl Railway                 COM             136375102     13,578,726     289,340       Sole          None        None
Capital One Financial                 COM             14040H105      9,115,272     192,875       Sole          None        None
Champion Enterprises                  COM             158496109      1,123,335     119,250       Sole          None        None
ChevronTexaco Corp                    COM             166764100     15,231,707     163,203       Sole          None        None
Chubb Corp                            COM             171232101      3,509,494      64,300       Sole          None        None
Cisco Systems Inc.                    COM             17275R102        558,479      20,631       Sole          None        None
Citigroup Inc                         COM             172967101      3,741,657     127,094       Sole          None        None
Coca-Cola Company                     COM             191216100     11,382,407     185,472       Sole          None        None
Comerica Incorporated                 COM             200340107      2,598,741      59,700       Sole          None        None
Commerce Bancshares                   COM             200525103      1,662,736      37,065       Sole          None        None
ConAgra Foods Inc                     COM             205887102      4,218,292     177,314       Sole          None        None
ConocoPhillips                        COM             20825C104     20,299,905     229,897       Sole          None        None
Cousins Properties In                 COM             222795106        549,185      24,850       Sole          None        None
Dow Chemical Company                  COM             260543103      4,822,446     122,335       Sole          None        None
Duke Energy Corporation               COM             26441C105        321,711      15,950       Sole          None        None
Exelon Corp                           COM             30161N101      2,942,306      36,040       Sole          None        None
Exxon Mobil                           COM             30231G102      5,555,817      59,300       Sole          None        None
General Electric Co                   COM             369604103        691,170      18,645       Sole          None        None
HCC Insurance Holding                 COM             404132102      7,694,127     268,275       Sole          None        None
Halliburton Company                   COM             406216101     23,229,243     612,747       Sole          None        None
Harley-Davidson Inc.                  COM             412822108      9,536,080     204,155       Sole          None        None
Hewlett-Packard Co                    COM             428236103        659,117      13,057       Sole          None        None
Home Depot Inc.                       COM             437076102        379,854      14,100       Sole          None        None
Honeywell International Inc           COM             438516106     19,687,110     319,752       Sole          None        None
Hugoton Royalty Trust                 COM             444717102      1,051,649      46,886       Sole          None        None
IBM Corp                              COM             459200101     15,856,540     146,684       Sole          None        None
ITT Industries Inc.                   COM             450911102     11,337,747     171,680       Sole          None        None
Ingersoll-Rand Co                     COM             G4776G101      1,211,938      26,080       Sole          None        None
Integrys Energy                       COM             45822P105      1,530,024      29,600       Sole          None        None
Intel Corporation                     COM             458140100     12,205,658     457,827       Sole          None        None
Interface Inc cl A                    CL A            458665106        531,489      32,567       Sole          None        None
J P Morgan Chase                      COM             46625H100     12,823,627     293,783       Sole          None        None
Johnson & Johnson                     COM             478160104     15,152,706     227,177       Sole          None        None
KeyCorp                               COM             493267108      2,132,191      90,925       Sole          None        None
MDU Resources Group                   COM             552690109      1,590,336      57,600       Sole          None        None
Microsoft Corporation                 COM             594918104     10,672,239     299,782       Sole          None        None
Morgan Stanley                        COM             617446448      8,558,570     161,148       Sole          None        None
Newell Rubbermaid In                  COM             651229106      8,149,342     314,890       Sole          None        None
Nike Inc cl B                         COM             654106103     15,877,880     247,165       Sole          None        None
Old Republic Intl                     COM             680223104        405,530      26,316       Sole          None        None
Oracle Corporation                    COM             68389X105     14,834,586     656,979       Sole          None        None
PETsMART Inc.                         COM             716768106     13,806,729     586,771       Sole          None        None
PPL Corp                              COM             69351T106      2,208,616      42,400       Sole          None        None
PepsiCo Inc.                          COM             713448108     13,409,632     176,675       Sole          None        None
Pfizer Inc.                           COM             717081103     12,911,230     568,026       Sole          None        None
Procter & Gamble Co.                  COM             742718109      1,572,656      21,420       Sole          None        None
Progressive Corp.                     COM             743315103        494,328      25,800       Sole          None        None
Selective Insurance G                 COM             816300107        275,880      12,000       Sole          None        None
SunTrust Banks Inc.                   COM             867914103        760,003      12,162       Sole          None        None
Torchmark Corp.                       COM             891027104      4,346,054      71,800       Sole          None        None
U.S. Bancorp                          COM             902973304      4,213,548     132,752       Sole          None        None
UNUM Provident Corp.                  COM             91529Y106      2,660,293     111,824       Sole          None        None
Verizon Communication                 COM             92343V104      5,643,394     129,169       Sole          None        None
Wal-Mart Stores Inc.                  COM             931142103      9,112,166     191,714       Sole          None        None
Wyeth                                 COM             983024100     12,058,214     272,872       Sole          None        None
BP PLC ADS                            SPONSORED ADR   055622104        734,846      10,043       Sole          None        None
Canadian Sands Trust                  SPONSORED ADR   13642L100      1,660,636      42,669       Sole          None        None
Honda Motor Co. Ltd.                  SPONSORED ADR   438128308     15,745,477     475,120       Sole          None        None
Nokia Corporation                     SPONSORED ADR   654902204     11,583,069     301,721       Sole          None        None
Norsk Hydro ASA                       SPONSORED ADR   656531605        378,711      26,500       Sole          None        None
Novartis AG                           SPONSORED ADR   66987V109     17,015,540     313,304       Sole          None        None
Statoil ASA                           SPONSORED ADR   85771P102        697,321      22,848       Sole          None        None
ISHARES LEHMAN AG BD                  LEHMAN AGG BND  464287226      2,253,562      22,275       Sole          None        None
ISHARES Lehman Short Treasury Bond    LEHMAN SH TREA  464288679      1,205,600      11,000       Sole          None        None
Cavalier Homes                        COM             149507105         48,750      25,000       Sole          None        None
Coachmen Industries                   COM             189873102        125,557      21,102       Sole          None        None
Compuware Corporation                 COM             205638109         88,800      10,000       Sole          None        None
Ecotality, Inc.                       COM             27922Y103          1,850      10,000       Sole          None        None
Fleetwood Enterprises                 COM             339099103        173,420      29,000       Sole          None        None
Human Genome Sciences                 COM             444903108        104,400      10,000       Sole          None        None
LSI Logic Corporation                 COM             502161102        159,300      30,000       Sole          None        None
Roberts Realty Inv                    COM             769900101        101,286      15,300       Sole          None        None
Abbott Laboratories                   COM             002824100        395,296       7,040       Sole          None        None
AllianceBerstein HLDG LP              COM             01881g106        207,840       2,762       Sole          None        None
Altria Group Inc                      COM             02209S103        546,847       7,235       Sole          None        None
American Express Comp                 COM             025816109        426,304       8,195       Sole          None        None
American Intl Group                   COM             026874107        314,820       5,400       Sole          None        None
Bio-Rad Lab cl A                      CL A            090572207        207,240       2,000       Sole          None        None
Bristol-Myers Squibb                  COM             110122108        263,874       9,950       Sole          None        None
Computer Sciences Cor                 COM             205363104        247,350       5,000       Sole          None        None
Deere & Company                       COM             244199105        204,864       2,200       Sole          None        None
Eli Lilly & Co.                       COM             532457108        266,950       5,000       Sole          None        None
Emerson Electric Co.                  COM             291011104        363,871       6,422       Sole          None        None
FMC Corporation                       COM             302491303        207,290       3,800       Sole          None        None
Genesco Inc.                          COM             371532102        268,380       7,100       Sole          None        None
Hess Corporation                      COM             42809H107        302,580       3,000       Sole          None        None
Johnson Controls Inc                  COM             478366107        216,240       6,000       Sole          None        None
Oil Service Holders                   DEPOSTRY RCPT   678002106        434,746       2,300       Sole          None        None
PartnerRe Ltd.                        COM             G6852T105        412,650       5,000       Sole          None        None
Polaris Industries In                 COM             731068102        417,892       8,748       Sole          None        None
Schlumberger Ltd.                     COM             806857108        201,658       2,050       Sole          None        None
United Parcel Srvc B                  COM             911312106        378,352       5,350       Sole          None        None
Vanguard Growth VIPERs                COM             922908736        469,737       7,285       Sole          None        None
Vanguard Value VIPERs                 COM             922908744        514,191       7,745       Sole          None        None
Wachovia Bank                         COM             929903102        228,784       6,016       Sole          None        None
Whiting Petroleum Corp                COM             966387102        392,088       6,800       Sole          None        None
Petroleo Brasilero ADS                SPONSORED ADR   71654V408        670,697       5,820       Sole          None        None
Royal Dutch Shell ADR A               SPONSORED ADR   780259206        428,410       5,088       Sole          None        None